Amounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Amounts Receivable And Prepaid Expenses
Schedule of Amounts Receivable and Prepaid Expenses
	December 31	December 31
	2018	2017
Sales tax receivable	$69	$96
Amounts receivable	769	487
Prepaid expenses	549	411
Total	$1,387	$994